Cover	Jun. 11, 2024	Jun. 06, 2024	Apr. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date		Jun. 06, 2024
Entity Registrant Name	Luxfer Holdings PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35370
Entity Tax Identification Number	98-1024030
Entity Address, Address Line One	8989 North Port Washington Road, Suite 211,
Entity Address, City or Town	Milwaukee
Entity Address, Postal Zip Code	WI, 53217
Country Region	+1
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001096056
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Address, Country	GB